MATERIAL CHARGES AND OTHER OPERATING EXPENSES	12 Months Ended
Dec. 31, 2011
MATERIAL CHARGES AND OTHER OPERATING EXPENSES [Abstract]
MATERIAL CHARGES AND OTHER OPERATING EXPENSES
NOTE 12 – MATERIAL CHARGES AND OTHER OPERATING EXPENSES

Operating expenses in 2011 included a $6.1 million charge for the settlement of litigation with Textron relating to the loss of the Rowan Halifax in 2005 and $4.9 million of incremental noncash and cash compensation cost in connection with separation of an employee.

Operating expenses in 2010 included a $5.3 million charge for the expected cost of terminating the Company's agency agreement in Mexico.